SCHEDULE OF ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Office and overhead	$ 2,303	$ 1,822
Salaries and wages	1,938	1,777
Corporate development and legal	290	794
Public company costs	169	237
Administrative expenses	$ 4,700	$ 4,630